Note 21 - Business Acquisition - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Remaining 2023	$ 1,059
2024	1,031
2025	998
2026	968
2027	691
Total	7,701	$ 1,403
Core Deposits [Member]
Thereafter	2,954
Liberty Bancshares Inc [Member] | Core Deposits [Member]
Remaining 2023	763
2024	750
2025	734
2026	714
2027	691
Thereafter	2,954
Total	$ 6,606